Commitments - Schedule of Components of Lease Expense (Details) (10-Q) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost (cost resulting from lease payments)			$ 18,298
Operating lease expense		$ 7,681	$ 23,043